Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 7,371	$ 5,668	$ 7,761	$ 5,330
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 1,769	$ 1,603